NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 23, 2023	Dec. 31, 2017	May 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 01, 2018
Product Information [Line Items]
Reverse stock split, description	1 share for 26 shares
Restricted cash										$ 750,000
Deferred revenue				$ 839,970			$ 839,970		650,000	500,000
Prepaid project cost				330,305			330,305		217,747
Revenue recognized								$ 500,000	500,000
Additional deferred revenue									100,000
Accounts receivables									73,537	127,482
Allowance for doubtful accounts receivable				2,500			2,500		2,500	7,000
Initial operating lease right-of-use asset				251,694			251,694		277,381	332,997	$ 411,287	$ 80,171
Operating lease liability				251,694			251,694		277,381		$ 411,287	$ 80,171
Amortization of the operating lease				12,674	$ 14,082		25,687	28,540	55,616	61,796
Goal of commercial scale				66,447	65,471		73,280	68,041	$ 155,630	118,479
Effective income tax rate		35.00%							21.00%
Inventory impairment expense							0	0	$ 0	73,300
Deferred revenue				47,539			47,539		73,537	127,482
Accounts receivables, related parties				47,539			47,539		73,537
Active Pharmaceutical Ingredient [Member]
Product Information [Line Items]
Goal of commercial scale									1,800,000
FDA Validated Immunoassay [Member]
Product Information [Line Items]
Goal of commercial scale									1,200,000
Downstream Manufacturing Method [Member]
Product Information [Line Items]
Goal of commercial scale									600,000
Scaling Manicuring System [Member]
Product Information [Line Items]
Goal of commercial scale									1,000,000
Potential Future IND Filings [Member]
Product Information [Line Items]
Goal of commercial scale									1,000,000
Joint Operating Agreement [Member]
Product Information [Line Items]
Revenue recognized			$ 250,000			$ 500,000
Goal of commercial scale									25,000
Payments to agreement									5,800,000
Profit amount									$ 500,000
Maximum [Member]
Product Information [Line Items]
Property, plant and equipment useful life									3 years
Minimum [Member]
Product Information [Line Items]
Property, plant and equipment useful life									5 years
Selling, General and Administrative Expenses [Member] | Joint Operating Agreement [Member]
Product Information [Line Items]
Deferred expenses									$ 218,017
Deferred revenue				$ 50,147	$ 78,257		50,147	$ 78,257
Consulting Revenue [Member]
Product Information [Line Items]
Revenue							$ 25,000			$ 51,822
Total revenue percentage						18.00%
Total revenue percentage							4.00%
Single Clinet [Member] | Consulting Revenue [Member]
Product Information [Line Items]
Revenue									$ 600,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage								22.00%		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage								19.00%		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage							45.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage							3.00%	2.00%	1.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member]
Product Information [Line Items]
Concentration risk percentage							30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage									17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage									15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage									14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage									10.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage							21.00%		28.00%	43.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage							16.00%		10.00%	23.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage							15.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%		10.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage							14.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Product Information [Line Items]
Concentration risk percentage							12.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Product Information [Line Items]
Concentration risk percentage							11.00%